Leases	12 Months Ended
Dec. 31, 2021
Leases
Leases

NOTE 19: LEASES

Company as a lessee

The Company has lease contracts for land and offices used in its operations. Leases of land generally have an average lease term of 45 years with extension option attached, while office lease agreements generally have lease terms between 0.7 and 5.1 years.

The Company also has certain leases of offices with lease terms of 12 months or less and leases of photo copy machines with low value. The Company applies the “short-term lease” and “lease of low-value assets” recognition exemptions for these leases.

Set out below are the carrying amounts of right-of-use assets recognized and the movements during the period:

	Land	Office buildings	Total right of use assets
Balance as at January 1, 2019	$7,078	$1,543	$8,621
Additions	–	225	225
Depreciation expense	(149)	(643)	(792)
Balance as at December 31, 2019	$6,929	$1,125	$8,054
Depreciation expense	(149)	(630)	(779)
Balance as at December 31, 2020	$6,780	$495	$7,275
Lease reassessment	369	–	369
Additions	–	1,105	1,105
Depreciation expense	(157)	(589)	(746)
Balance as at December 31, 2021	$6,992	$1,011	$8,003

An analysis of the lease liabilities is as follows:

	2021	2020	2019
At January 1,	$7,856	$8,551	$8,979
Additions	1,105	–	224
Lease reassement	369	–	–
Accretion of interest	678	606	654
Payments	(1,257)	(1,301)	(1,306)
At December 31,	$8,751	$7,856	$8,551
Current	$1,095	$911	$1,300
Non-current	$7,656	$6,945	$7,251

The maturity table of the undiscounted cash flows of the lease liabilities is presented below:

	Less than 1 year	Between 1 and 5 years	Over 5 years	Total
Lease Liability	$1,095	$3,029	$22,996	$27,120

The table below presents the Company’s fixed and variable lease payments for the years ended December 31, 2021, 2020 and 2019:

	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Fixed lease payments	$1,257	$1,301	$1,306
Variable lease payments	845	982	1,207
Total	$2,102	$2,283	$2,513

The table below presents the components of the Company’s lease expense for the years ended December 31, 2021, 2020 and 2019:

	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Depreciation expense of right-of-use assets	$746	$779	$792
Finance expense on lease liabilities	678	606	654
Expense relating to short-term leases	5,887	6,587	3,865
Total	$7,311	$7,972	$5,311

The Company had total cash outflows for leases of $7,144 in 2021 ($7,888 in 2020 and $5,171 in 2019). The Company also had non-cash additions to right-of-use assets and lease liabilities of $1,105 in 2021 (nil in 2020 and $225 in 2019).

The Company has certain lease contracts that include extension options. Management exercises judgment in determining whether these extension options are reasonably certain to be exercised, see Note 2(y).

Company as a lessor

The Company through its subsidiaries entered into time charter agreements with aggregate hire receivables (contracted revenues), comprising lease revenue and service revenue. There are no significant variable lease payments in relation to these agreements. At the end of the reporting period, undiscounted lease receipts and the transaction price allocated to the remaining service performance obligations, from the inception date, over the lease term, were as follows:

Amount
2022	$47,051
2023	39,170
2024	25,929
2025	19,418
2026	1,875
Total	$133,443

In February 2017, two self-propelled barges of the Company’s fleet, Formosa and San Lorenzo, were sold for a total amount of $1,109, to be paid in cash. The sale price was to be received in installments in the form of lease payments through 2023. The barges may be transferred at the lessee’s option, at no cost, at the end of the lease period. In October 2021 and November 2021, the Company received the final installments of San Lorenzo and Formosa.